Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Income Tax Expense (Recovery)
Income tax recognized in net earnings is comprised of the following:

	Years Ended December 31
(in thousands)	2019	2018
Current income tax expense related to foreign jurisdictions	$73	$86

Deferred income tax expense (recovery) related to:
Origination and reversal of temporary differences	$7,311	$841
Write down (reversal of write down) or recognition of prior period temporary differences	(16,521)	(5,393)

Total deferred income tax expense (recovery) from operations	$(9,210)	$(4,552)
Total income tax expense (recovery) from operations	$(9,137)	$(4,466)
Income tax expense related to CRA Settlement 1

Current income tax expense related to CRA Settlement	$71	$4,020
Reversal of previously recognized non-capital losses	-	3,848
Income tax expense offset by previously unrecognized non-capital losses recognized through Equity	-	12,466

Total income tax expense related to CRA Settlement 2	$71	$20,334

Income tax expense (recovery) recognized in net earnings	$(9,066)	$15,868

1)
Reference to the CRA Settlement refers to the settlement of the 2005 to 2010 tax dispute and the application of the CRA Settlement principles to the 2011 to 2017 taxation years. Refer to the discussion
on page 10
9
 for more information.

2)	The figures for 2018 are net of an $18 million tax benefit relating to non-capital losses and other deductions recognized through net earnings.

Schedule of Income Tax Recognized as Component of OCI
Income tax recognized as a component of OCI is comprised of the following:

	Years Ended December 31
(in thousands)	2019	2018
Income tax expense (recovery) related to LTIs - common shares held	$9,623	$2,662

Schedule of Income Tax Recognized Directly in Equity
Income tax recognized directly in equity is comprised of the following:

	Years Ended December 31
(in thousands)	2019	2018
Income tax expense (recovery) related to share issue costs
Origination and reversal of temporary differences	$-	$1,078
Write down (reversal of write down) or recognition of prior period temporary differences	$(376)	$(3,001)

Income tax expense (recovery) from operations	$(376)	$(1,923)

Income tax recovery related to CRA Settlement
Benefit of previously unrecognized non-capital losses related to share issue costs	$-	$(12,466)

Income tax expense (recovery) recognized in equity	$(376)	$(14,389)

Schedule of Provision for Income taxes
The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Years Ended December 31
(in thousands)	2019	2018
Earnings before income taxes	$77,072	$442,983
Canadian federal and provincial income tax rates	27.00%	27.00%

Income tax expense (recovery) based on above rates	$20,809	$119,605
Non-deductible stock based compensation and other	3,291	4,676
Differences in tax rates in foreign jurisdictions	(78,724)	(133,361)
Impact of CRA Settlement	71	20,334
Current period unrecognized temporary differences - impairment of mineral stream interests	44,796	-
Current period unrecognized temporary differences - other	17,212	10,007
Write down (reversal of write down) or recognition of prior period temporary differences	(16,521)	(5,393)

Income tax expense (recovery)	$(9,066)	$15,868

Deferred Income Tax Assets and Liabilities Recognized
The recognized deferred income tax assets and liabilities are offset on the balance sheet and relate to Canada, except for the foreign withholding tax. The movement in deferred income tax assets and liabilities for the years ended December 31, 2019 and December 31, 2018, respectively, is shown below:

	Year Ended December 31, 2019
Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Deferred tax assets
Non-capital loss carryforward 1	$3,823	$4,497	$-	$436	$8,756
Capital loss carryforward 2	-	4,503	4,450	-	8,953
Other 3	387	307	-	-	694
Deferred tax liabilities
Interest capitalized for accounting	(87)	-	-	-	(87)
Debt and share financing fees 4	(591)	(60)	-	(60)	(711)
Unrealized gains on long-term investments	-	-	(14,073)	-	(14,073)
Mineral stream interests 5	(3,532)	-	-	-	(3,532)
Foreign withholding tax	(111)	(37)	-	-	(148)

Total	$(111)	$9,210	$(9,623)	$376	$(148)

1)	As at December 31, 2019, the Company had recognized the tax effect on $32 million of non-capital losses against deferred tax liabilities.
2 )	As at December 31, 2 019, the Company had recognized the tax effect on $33 million of net capital losses to offset unrealized taxable capital gains on long-term investments.
3)	Other includes capital assets, charitable donation carryforward, and PSU and pension liabilities.
4)
Debt and share financing fees are deducted over a five year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

5)
The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production
basis as described in Note 4.2.

	Year Ended December 31, 2018
Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	LTI Disposition	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Deferred tax assets
Non-capital loss carryforward	$3,848	$(2,057)	$-	$-	$2,032	$3,823
Capital loss carryforward	1,965	2,633	(4,598)	-	-	-
Other	147	240	-	-	-	387
Deferred tax liabilities
Interest capitalized for accounting	(87)	-	-	-	-	(87)
Debt and share financing fees	(375)	(107)	-	-	(109)	(591)
Kutcho Convertible Note	(29)	29	-	-	-	-
Unrealized gains on long-term investments	(1,937)	1	4,598	(2,662)	-	-
Mineral stream interests	(3,532)	-	-	-	-	(3,532)
Foreign withholding tax	(76)	(35)	-	-	-	(111)

Total	$(76)	$704	$-	$(2,662)	$1,923	$(111)

Schedule of Deferred Income Tax Assets Unrecognized
Deferred income tax assets in Canada not recognized are shown below:

(in thousands)	December 31 2019	December 31 2018
Non-capital loss carryforward 1	$19,145	$7,209
Debt and equity financing fees	1,383	4,474
Mineral stream interests	107,785	67,717
Other	4,282	3,656
Capital loss carryforward	-	7,723
Kutcho Convertible Note	951	648
Unrealized losses on long-term investments	6,733	15,907

Total	$140,279	$107,334

1)	As at December 31, 2019, the Company had not recognized the tax effect on $71 million of non-capital losses as a deferred tax asset.